Stock-based compensation (Detail) (USD $)	1 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 21, 2013	Nov. 06, 2012	Mar. 08, 2012	Feb. 25, 2013	Nov. 16, 2011	Oct. 24, 2011	Sep. 20, 2011	Sep. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									4 years 109 days	5 years 73 days	5 years 73 days	5 years 292 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	2,243,644			2,250,000	25,000						5,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.35			$ 0.35	$ 1.60	$ 1.98	$ 2.95	$ 2.85	$ 0.35		$ 0.23	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.25	$ 0.15	$ 0.27		$ 0.96	$ 1.15	$ 1.58
Allocated Share-based Compensation Expense (in Dollars)	$ 25,000	$ 160,500	$ 27,250		$ 24,000	$ 1,496,563	$ 78,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,300,000	25,000	25,000	4,593,644		1,150,000	1,375,000
Share-based Compensation (in Dollars)									317,601	262,176	1,391,316	1,118,813
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)											87,184
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term									7 years 6 months	6 years 219 days
Share-Based Compensation Arrangement By Share-Based Payment Award Options Cancel In Period	1,113,644								43,750
Share-Based Compensation Arrangement By Share-Based Payment Award Options Cancelled In Period Weighted Average Exercise Price Per Share (in Dollars per share)	$ 2.92								$ 2.87
(in Shares)				375,000					1,180,386		1,901,722	943,084
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	8,500,000										8,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 0.35
Upon Execution of Severance Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		600,000
Upon Events Tied To Clinical Trial Plan for DermaPACE Device [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		400,000
(in Shares)				375,000
Vesting In Increments [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		100,000
Options Vesting Upon Company Completing 5 Million Gross Proceeds [Member]
(in Shares)				375,000
Cash Receipt For Option Vesting Threshold (in Dollars)				5,000,000
Options Vesting Upon Company Completing 1 Million Gross Proceeds[Member] | Minimum [Member]
Cash Receipt For Option Vesting Threshold (in Dollars)				250,000
Options Vesting Upon Company Completing 1 Million Gross Proceeds[Member]
(in Shares)				375,000
Cash Receipt For Option Vesting Threshold (in Dollars)				1,000,000
Upon Achieveing All Milestones During Initial Two Year Term and the Term is Not Extended by Company [Member]
(in Shares)				750,000							750,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									10 years
Each Member of Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 0.35
Severance Agreement With Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.21
Consideration for Provision of Advisory Services for Mr. Cashman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)		50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)		$ 0.21
Each Member of Medical Advisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			50,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 0.44
Active Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.223
Allocated Share-based Compensation Expense (in Dollars)		499,621
Chief Executive Officer [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)											$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)							$ 0.207
Allocated Share-based Compensation Expense (in Dollars)							$ 465,000
Minimum [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)				$ 0.35